Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Net loss	$ 50,715,696		$ 32,385,895
Stockholders' deficit	68,770,018		22,568,663		$ 14,445,660
Working capital deficiency	52,971,785
Cash used in operating activities	34,679,455		22,037,588
Restricted Cash and Cash Equivalents | S/				S/ 120,000.00
Restricted cash	$ 31,936		32,426
Cash feld description	15% of the Company’s cash held in Peru and Nigeria on December 31, 2024	15% of the Company’s cash held in Peru and Nigeria on December 31, 2024
Marketing and commissions costs	$ 52,918,949		24,810,603
Cash paid for interest expense	55,809	£ 43,666
Cash paid for income taxes
ARGENTINA
Finite-Lived Intangible Assets [Line Items]
Inflation rate percentage	229.80%	229.80%	133.50%
Foreign currency exchange rate depreciation percentage	27.00%	27.00%
UNITED STATES
Finite-Lived Intangible Assets [Line Items]
Foreign currency exchange rate			358
Capitalized Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years			5 years